Common Stock Options (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Activity Related to Restricted Shares of Common Stock

The following table summarizes the activity related to the restricted shares of common stock:

	Number of shares	Deposit liability
Unvested, January 28, 2012	141,927	$1,131
Vested	(95,347)	(719)
Repurchases upon employee termination	(3,308)	(20)

Unvested, October 27, 2012	43,272	$392

The following table summarizes the activity related to the restricted shares of common stock:

	Number of shares	Deposit liability
Unvested, issued upon option exercises on October 13, 2010	325,521	$1,933
Vested	(21,121)	(73)

Unvested, January 29, 2011	304,400	1,860
Vested	(135,657)	(491)
Repurchases upon employee termination	(26,816)	(238)

Unvested, January 28, 2012	141,927	$1,131

Schedule Of Stock Option Activity Under Plan

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 28, 2012	2,627,955	$6.47	9.0
Granted	642,210	15.09
Forfeited	(93,266)	9.19
Cancelled (see note 5)	(2,020,620)	6.30
Exercised	—	—

Balance at October 27, 2012 (1)	1,156,279	$9.57	9.4

Exercisable at October 27, 2012	10,408	$6.31	8.1

(1)	The weighted-average exercise price at October 27, 2012 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012, as described above.

Stock option activity under the Plan was as follows:

	Shares available for grant	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 31, 2009	100,395	762,012	$3.41
Granted	(121,446)	121,446	3.47
Forfeited	42,155	(42,155)	3.47
Exercised	—	(443)	3.47

Balance at January 30, 2010	21,104	840,860	3.41	6.9
Increase in authorized shares	3,799,827	—	—
Granted	(2,427,690)	2,427,690	6.93
Forfeited	6,736	(6,736)	3.88
Exercised	—	(1,125,629)	5.64

Balance at January 29, 2011	1,399,977	2,136,185	6.31	9.7
Granted	(611,313)	611,313	7.03
Forfeited	119,543	(119,543)	6.40
Exercised	—	—	—

Balance at January 28, 2012	908,207	2,627,955	6.47	9.0

Exercisable at January 28, 2012		—

Schedule Of Fair Value Of Option Award Granted Weighted Average Assumptions

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Thirty-nine Weeks Ended
	October 29, 2011	October 27, 2012
Expected volatility	50.0%	50.0%
Risk-free interest rate	2.1%	1.4%
Expected life of options	7.0 years	6.3 years
Expected dividend yield	—	—

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Year
	2009	2010	2011
Expected volatility	50.0%	50.0%	50.0%
Risk-free interest rate	2.9%	1.8%	2.0%
Expected life of options	7.0 years	7.0 years	7.0 years
Expected dividend yield	—	—	—